Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0002059135
Registrant Name	Bitwise Aptos ETF
Registration File Number	333-285563
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES